Fair values (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Commitment Fee	$ 19,428,927	$ 577,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Commitment Fee	$ 3	$ 577,000